As filed with the Securities and Exchange Commission on January 23, 2012

Securities Act File No. 333-163614
Investment Company Act File No. 811-22363

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 7	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 10	☒

(Check appropriate box or boxes.)
The SteelPath MLP Funds Trust
(Exact Name of Registrant As Specified in Charter)

2100 McKinney Ave, Suite 1401
Dallas, Texas 75201
(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (214) 740-6040
Gabriel Hammond
2100 McKinney Ave, Suite 1401
Dallas, Texas 75201
(Name and Address of Agent for Service)

Copies of Communications to:
Robert J. Zutz
K&L Gates LLP
1601 K Street, NW
Washington, DC  20006
(202) 778-9000

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	on (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 7 to the Company’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 6 on Form N-1A filed on December 29, 2011.  This PEA No. 10 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA Amendment No. 9 to the Company’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Registrant certifies that this Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A (“Post-Effective Amendment”) meets all the requirements for effectiveness under Rule 485(b) of the 1933 Act and that the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Dallas, and the State of Texas, on the 23rd day of January, 2012.

THE STEELPATH MLP FUNDS TRUST

/s/ Gabriel Hammond
By:	Gabriel Hammond
Trustee and President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gabriel Hammond	Trustee and President	January 23, 2012
Gabriel Hammond

/s/ Stuart Cartner	Vice President and Treasurer	January 23, 2012
Stuart Cartner

/s/ Edward F. Kosnik*	Trustee	January 23, 2012
Edward F. Kosnik

/s/ Duke R. Ligon*	Trustee	January 23, 2012
Duke R. Ligon

/s/ Davendra S. Saxena*	Trustee	January 23, 2012
Davendra S. Saxena

/s/ Peter Lebovitz*	Trustee	January 23, 2012
Peter Lebovitz

*By: /s/ Gabriel Hammond
Gabriel Hammond, Attorney-in-Fact

EXHIBITS LIST

Exhibit Name	Exhibit Number

XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase	EX-101.PRE